Offerings - Offering: 1	Aug. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, $0.01 par value per share
Amount Registered | shares	1,419,001
Proposed Maximum Offering Price per Unit	13.98
Maximum Aggregate Offering Price	$ 19,837,633.98
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,037.14
Offering Note	Estimated solely for the purpose of calculating as the registration fee pursuant to Rule 457(c) promulgated under Securities Act based on the average of the high and low sales prices of shares of the registrant's common stock on The New York Stock Exchange on August 19, 2025 (such date being within five business days prior to the date that this registration statement was filed with the U.S. Securities and Exchange Commission).